Share-Based Payment Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 28, 2013
Share-Based Payment Transactions (Details) [Line Items]
Granted excess years				10 years
Shares issued (in Shares)	300
Future shares (in Shares)	8,023,000
Weighted average remaining contractual life	6 years 11 months 15 days	8 years 5 months 12 days	6 years 11 months 23 days
Weighted average grant date fair value (in Dollars per share)	$ 0.02	$ 0.18
Compensation costs not yet recognized (in Dollars)		$ 230
Weighted average period		2 years 8 months 23 days
Ordinary Shares [Member]
Share-Based Payment Transactions (Details) [Line Items]
Shares issued (in Shares)	10,500,000			35,000,000